Accounts Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Payable [Line Items]
Accounts payable to Board Members	$ 263,703,000
Accounts payable to other related parties	430,000	$ 183,000
OISTE [Member]
Schedule of Accounts Payable [Line Items]
Accounts payable to other related parties	285,851
Carlos Moreira
Schedule of Accounts Payable [Line Items]
Accounts payable to other related parties	139,051,000
Antoine Kohler [Member]
Schedule of Accounts Payable [Line Items]
Accounts payable to other related parties	$ 5,158,000